PAID-IN CAPITAL (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions				1 Months Ended		12 Months Ended
	Nov. 17, 2015 € / shares shares	May 12, 2014 EUR (€)	May 10, 2014 EUR (€) € / shares shares	Jun. 30, 2013 shares	May 31, 2009 EUR (€)	Dec. 31, 2016 € / shares	Dec. 27, 2016 shares	Dec. 31, 2015 € / shares	Dec. 07, 2015 shares	Jul. 12, 2015 EUR (€)	Feb. 28, 2015 € / shares	Jul. 03, 2013 shares	Jun. 28, 2013 USD ($)	Jun. 26, 2013 shares	May 31, 2013 $ / shares shares	Dec. 30, 2011 € / shares shares	May 21, 2009 shares
Common stock increase in the context of the 2015 Recapitalization
Stock split convertion rate	15
Par value of ordinary shares distributed | € / shares	€ 0.30		€ 0.30			€ 0.3		€ 0.3
Subscription price per share | € / shares	€ 4.50		€ 2.20
Reduction of the number of shares from (share)	3,533,149,631
Reduction of the number of shares to (shares)	235,543,309
Share capital increase in the context of recapitalization of the banks pursuant to the provisions of Greek Law 3864/2010 | €										€ 4,482
Shortfall due to baseline scenario | €										1,456
Shortfall due to adverse scenario | €										€ 3,026
In-Cash Contribution
In-Cash Contribution by Case						As regards the In-Cash Contribution, the offer of shares was to be incurred through the Offer Abroad and through the Public Offer. The allocation between the Offer Abroad and the Public Offer decided to be as follows (subject to increased demand): • In case an amount of EUR 1,456 million is raised through the Offer Abroad, then new shares which correspond to capital of EUR 146 million could be offered by the Bank in the Public Offer. • In the event of increased demand in the context of the Offer Abroad, as per the above, the amount to be offered in the Public Offer should not exceed 10% of the above increased amount of final coverage of the Offer Abroad. • In case the amount of coverage of the Offer Abroad is lower than EUR 1,456 million, then new shares corresponding to a total amount of capital raised up to EUR 300 million to be offered by the Bank in the Public Offer.
In-Cash Contribution Events						On December 8, 2015, the Board of Directors certified that the capital raised through the Offer Abroad amounted to EUR 457 million with the issuance of 1,524,851,811 new shares whereas the capital raised through the Public Offer amounted to EUR 300 million with the issuance of 999,852,461 new shares. The subscription price was set at 0.30 Euro per share as it was determined by the international book-building process outside Greece to institutional and other eligible investors. The In-Cash Contribution also included the Liability Management Exercise (“LME”) which related to the offer for purchase of the Bank’s outstanding debt and capital instruments (see Note 24 ). Following the above, on November 2, 2015, the Bank announced the offer for purchase of the outstanding senior and subordinated debt instruments together with the offer for purchase of the outstanding preferred securities (5 Series) and the participation of the holders of the securities in the share capital increase by an amount equal to the consideration obtained from the buyback of the said securities. On December 9, 2015, the Bank announced that following the above offers, the buyback of the said securities amounted to EUR 695 million, which was used for the share capital increase by issuing 2,316,353,950 shares.
In-Kind Contribution
In-Kind Contribution Events						The In-Kind Contribution included the implementation of burden sharing measures (the mandatory conversion into ordinary shares of all of the Bank's outstanding debt and capital instruments the holders of which were not voluntarily offered its securities in the above offers) following the Bank’s request for State Aid to cover the remaining adverse scenario capital shortfall. Such shortfall was to be covered through the issuance in favor of the HFSF of new shares for 25% of the remaining capital shortfall and CoCos for 75% of the remaining capital shortfall, as defined in the Cabinet Act 36/02.11.2015. Based on the Cabinet Act 45/07.12.2015, the Bank announced on December 9, 2015, that the mandatory conversion of the securities not offered in the LME into ordinary shares amounted to EUR 64 million, which was used for the share capital increase by issuing 211,979,849 shares (see Note 24 ). Also, the preference shares issued in USA and the preference shares issued in favor of the Greek State, in accordance with the Greek Law 3723/2008 were also converted to ordinary shares by issuing 298,700,987 and 1,305,000,000 ordinary shares respectively. The 1,305,000,000 ordinary shares that resulted from the mandatory conversion of the preference shares issued in favor of the Greek state were received by the HFSF. Finally, the In-Kind Contribution included the participation of HFSF in share capital increase with the amount of EUR 676 million by issuing 2,254,869,160 ordinary shares. Following the above, the total capital increase amounted to EUR 2,673 million with the issuance of 8,911,608,218 shares.
Common stock increase by issuance of new common shares
Issuance of common stock - Number of shares	8,911,608,218		1,136,363,637
Par value of ordinary shares distributed | € / shares	€ 0.30		€ 0.30			€ 0.3		0.3
Subscription price per share | € / shares	4.50		€ 2.20
Stock issued during period value new issues common stock | €		€ 341
Stock issued during period value new issues additional paid in capital | €		€ 2,159
Amount of share capital increase | €			€ 2,500
Warrants
Number of warrants were granted to private investors														245,779,626
Class of warrant or right number of securities called by each warrant or right ratio											54.86159%
Exercise price of the acquired new shares held by HFSF | € / shares											€ 64.35
Plus accrued interest at annual rate											3.00%
Margin for the first year											1.00%
Margin for the second year											2.00%
Margin for the third year											3.00%
Margin for the fourth year											4.00%
Margin for the remaining period											5.00%
Warrants remaining in force							245,745,661
Number of shares held by HFSF							134,819,987
Restricted voting rights of the shares held by the HFSF
Restricted voting rights of the shares held by the HFSF						More specifically, further to a share capital increase decided by Extraordinary General Meeting of November 17, 2015, the HFSF has agreed to inject capital of EUR 1,068 million and receive in exchange common shares with full voting rights representing 38.92% of the share capital of the Bank and CoCos equal to an amount of EUR 2,029 million by issuing 20,292 CoCos of EUR 100,000 each. HFSF retains also common shares with restricted voting rights corresponding to 1.47 % of the share capital of the Bank, acquired under the previous recapitalization in 2013 and in accordance to Article 7a par.1 of the Greek Law 3864/2010, these shares give the right to HFSF to exercise its voting rights in the General Meeting of Shareholders only for decisions regarding amendments to the Articles of Association, including increase or reduction of capital or provision of proxy powers to the Board of Directors to that effect, merger, division, conversion, revival, extension of duration or dissolution of the company, transfer of assets, including the sale of subsidiaries or any other issue requiring an increased majority as provided by Company Law 2190/1920 on "sociétés anonymes". Specifically, in order to calculate quorum and majority at the General Meeting, these shares of the HFSF are not taken into account regarding decisions on matters other than those mentioned above. According to Article 7a of Greek Law 3864/2010, HFSF exercises its full voting rights without the aforementioned limitations if it is concluded, by decision of the HFSF General Council, that there is a breach of material obligations which are included in the restructuring plan or which promote its implementation.
Redeemable preference shares to the Hellenic Republic
Preferrence Stock Shares Outstanding Issued									270,000,000
Conversion Of Stock Shares Issued For Hfsf									1,305,000,000
Issue Of Redeemable Preference Shares																200,000,000	70,000,000
Share Capital Increase covered through the transfer to the Bank of an equal market value Greek government bond with a coupon rate of 6-month Euribor plus 130 basis points.					130
Bank's Share Capital Increase | €					€ 350
Issuance of preferred stock - Par value per share | € / shares																€ 5.00
Repurchase of non-cumulative, non-voting, redeemable preference shares
Tendered ADS amount on expiration time of offer				12,360,169
ADS outstanding at expiration date percentage				0.494
Purchase cost of tendered ADS | $													$ 155
Number of oustanding American Depositary Shares															25,000,000
Bank announced an offer to purchase for cash outstanding American Depositary Shares															22,500,000
Purchase of the ADSs was settled by the Bank (shares) | $ / shares															$ 12.5
Remaining Outstanding American Depositary Shares after Purchase (Shares)												12,639,831
Ordinary shares converted from the outstanding perference share based on Cabinet Act 45/07.12.2015 (shares)									298,700,987
Paid In Capital Textual Details Not Used [Abstract]
Common Stock Par Or Stated Value Per Share | € / shares	€ 0.30		€ 0.30			€ 0.3		0.3
Shares Issued through a Right Issue	8,911,608,218		1,136,363,637
Amount of share capital increase | €			€ 2,500
Paid In Capital [Line Items]
Par value of ordinary shares distributed | € / shares	€ 0.30		€ 0.30			€ 0.3		€ 0.3